Marketable Securities: (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 541,216		$ 180,986
Dispositions, at cost		$ (96)
Realized gain		(60)
Impairment loss		(13,769)
Increase (decrease) in market value	(115,090)	374,155
Fair value at balance sheet date	$ 426,126	$ 541,216